INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Debt Investments and Maturities
The following table summarizes our available-for-sale debt investment holdings at March 31, 2022 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized and Credit Losses	Fair Value
Municipal securities	$15,921	$—	$(411)	$15,510
Corporate debt securities	10,367	—	(329)	10,038
Total (1)	$26,288	$—	$(740)	$25,548

(1) There were no unsettled sales of available-for-sale debt investments at March 31, 2022.

The following table summarizes our available-for-sale debt investment holdings at December 31, 2021 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized and Credit Losses	Fair Value
U.S. government securities	$28,008	$—	$(37)	$27,971
Municipal securities	37,370	47	(194)	37,223
Corporate debt securities	21,706	—	(122)	21,584
Asset-backed securities	5,890	—	(9)	5,881
U.S. agency mortgage-backed securities	4,700	—	(50)	4,650
Total (1)	$97,674	$47	$(412)	$97,309

(1) There were no unsettled sales of available-for-sale debt investments at December 31, 2021.
The following table summarizes the maturities of our available-for-sale debt investments at March 31, 2022 (in thousands):

	Amortized Cost	Fair Value
1 year through 5 years	$26,288	$25,548

Schedule of Realized Gain (Loss) on Available-for-Sale Debt Investments
The following table presents the gross realized gains and gross realized losses related to available-for-sale debt investments for the three months ended March 31, 2022 (in thousands):

	Three Months Ended March 31,
	2022	2021
Gross realized gains	$108	$34
Gross realized losses	(450)	(72)
Gross realized loss, net	$(342)	$(38)

Schedule of Unrealized Loss on Investments
The following tables present the breakdown of the available-for-sale debt investments with gross unrealized losses and the duration that those losses had been unrealized at March 31, 2022 (in thousands):

	Unrealized Losses 12 Months or less		Unrealized Losses Greater than One Year		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Municipal securities	$—	$—	$15,510	$(411)	$15,510	$(411)
Corporate debt securities	720	(31)	9,318	(298)	10,038	(329)
Total	$720	$(31)	$24,828	$(709)	$25,548	$(740)

The following tables present the breakdown of the available-for-sale debt investments with gross unrealized losses and the duration that those losses had been unrealized at December 31, 2021 (in thousands):

	Unrealized Losses 12 Months or Less		Unrealized Losses Greater than 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government securities	$27,971	$(37)	$—	$—	$27,971	$(37)
Municipal securities	30,823	(194)	—	—	30,823	(194)
Corporate debt securities	21,584	(122)	—	—	21,584	(122)
Asset-backed securities	5,598	(9)	—	—	5,598	(9)
U.S. agency mortgage-backed securities	4,650	(50)	—	—	4,650	(50)
Total	$90,626	$(412)	$—	$—	$90,626	$(412)